UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Municipal Fund, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number:  811-6377

      Securities Act File Number:  33-42162

4(a). Last day of fiscal year for which this notice is filed:

           August 31, 2003

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Dreyfus BASIC Municipal Money Market Fund
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $253,539,928
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $286,392,400
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $683,810,611.96
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$970,203,011.96
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(716,663,083.96)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============
Dreyfus BASIC New Jersey Municipal Money Market Fund
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $86,661,615
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $69,407,084
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 11,705,616.61
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 81,112,700.61
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $5,548,914.39
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $ -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$ 448.91
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ 448.91
                                                              =============


Dreyfus Premier Select Intermediate Municipal Bond Fund Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $2,963,993
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 200,000
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$200,000
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $2,763,993
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     -$-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$223.61
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$223.61
                                                                =============


Dreyfus Premier Select Intermediate Municipal Bond Fund Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $228,307
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 1,155
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $-0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$1,155
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $227,152
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$18.38
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$18.38
                                                                =============


Dreyfus Premier Select Intermediate Municipal Bond Fund Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 1,346,468
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $24,714
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $-0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$24,714
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $1,321,754
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$106.93
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$106.93
                                                              =============


Dreyfus Premier Select Intermediate Municipal Bond Fund Class Z
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $37,224,159
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $30,524,634
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $-0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$30,524,634
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $6,699,525
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$541.99
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$541.99
                                                                =============



Dreyfus Premier Select Municipal Bond Fund Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 1,253,719
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $     -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $     -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           $     -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,253,719
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(0)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$   101.43
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     101.43
                                                                =============
Dreyfus Premier Select Municipal Bond Fund Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 31,092
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $     -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $      -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(0)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$    2.52
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     2.52
                                                                =============
Dreyfus Premier Select Municipal Bond Fund Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 31,040
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 6,647
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 6,647
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  24,393
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(0)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$    1.97
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     1.97
                                                                =============
Dreyfus Premier Select Municipal Bond Fund Class Z
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 44,975,925
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 58,043,142
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 11,231,353
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           $ (69,274,495)
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(24,298,570)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .0000809
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

TOTAL FOR ALL:                                               =$   1445.74
                                                                =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                               /s/ John B. Hammalian
                               ---------------------
                               John B. Hammalian, Secretary


      Date: 11/24/03

* Please print the name and title of the signing officer below the signature.